Note 21 - Assets Held for Sale (Details Textual) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
		Feb. 24, 2021	May 31, 2018	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019	[1]	Dec. 31, 2018
Statement Line Items [Line Items]
Assets arising from exploration for and evaluation of mineral resources					$ 6,768	$ 7,139	[1]	$ 6,967		$ 6,967
Impairment loss recognised in profit or loss, exploration and evaluation assets	[2]				2,930
SH Minerals [member]
Statement Line Items [Line Items]
Share sale agreement, once off payment			$ 3,000
Share sale agreement, amendment, amount of each payment			$ 1,000
Share sale agreement, amendment, amount of payment, received					900	1,000
Eagle Vulture, Mascot and Penzance [member]
Statement Line Items [Line Items]
Assets arising from exploration for and evaluation of mineral resources						$ 3,416				$ 3,344
Impairment loss recognised in profit or loss, exploration and evaluation assets	[2]				2,930
Eagle Vulture, Mascot and Penzance [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Assets arising from exploration for and evaluation of mineral resources					3,430
Eagle Vulture, Mascot and Penzance [member] | At fair value [member]
Statement Line Items [Line Items]
Assets arising from exploration for and evaluation of mineral resources					$ 500
Other disposals of assets [member] | SH Minerals [member]
Statement Line Items [Line Items]
Share sale agreement, amendment, amount of payment, received				$ 340
Eagle Vulture, Mascot and Penzance [member] | Other disposals of assets [member]
Statement Line Items [Line Items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations		$ 500

[1]	The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Exploration and evaluation assets rather than as part of Property, plant and equipment; similarly lease liabilities were classified separately from trade and other payables (refer to note 4(b)(i) and 4(b)(ii)). The new disclosure policies were adopted from December, 2020 and have been applied retrospectively.
[2]	Management determined the fair value of Eagle Vulture, Mascot and Penzance as the future sale price as agreed by independent parties in the sale contract that amounted to $500. The carrying amount of Eagle Vulture, Mascot and Penzance before the impairment was $3,430 and the write down resulted in an impairment expense of $2,930. The $500 carrying value was reallocated to Assets held for sale in December, 2020.